SEGMENTS AND GEOGRAPHIC REGIONS (Notes)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segments and Geographic Regions [Text Block]
SEGMENTS AND GEOGRAPHIC REGIONS
Dow combines one of the broadest technology sets in the industry with asset integration, focused innovation and global scale to achieve profitable growth and become the most innovative, customer centric, inclusive and sustainable materials science company. Dow’s portfolio of performance materials, industrial intermediates and plastics businesses delivers a broad range of differentiated science-based products and solutions for our customers in high-growth segments, such as packaging, infrastructure and consumer care. On a continuing operations basis, Dow operates 113 manufacturing sites in 31 countries and employs approximately 37,600 people.

Effective with the Merger, TDCC's business activities were components of DowDuPont's business operations and were reported as a single operating segment. Following the separation from DowDuPont, the Company changed the manner in which its business activities were managed. The Company's portfolio now includes six global businesses which are organized into the following operating segments: Performance Materials & Coatings, Industrial Intermediates & Infrastructure and Packaging & Specialty Plastics. Corporate contains the reconciliation between the totals for the operating segments and the Company's totals. The Company did not aggregate any operating segments when determining its reportable segments.

Following the separation from DowDuPont, the Company changed its practice of transferring ethylene to its downstream derivative businesses at cost to transferring ethylene at market prices. The Company also changed certain of its Corporate segment allocation practices including costs previously assigned to AgCo and SpecCo, which are now allocated to the operating segments. These changes have been consistently applied to all periods presented.

Dow reported geographic information for the following regions: U.S. & Canada, Asia Pacific, Latin America, and EMEAI. As a result of the separation from DowDuPont, the Company changed the geographic alignment for the country of India to be reflected in EMEAI (previously reported in Asia Pacific).

Dow’s measure of profit/loss for segment reporting purposes is pro forma Operating EBIT (for the twelve months ended December 31, 2018 and 2017) and Operating EBIT (for the twelve months ended December 31, 2016) as this is the manner in which the Company's chief operating decision maker ("CODM") assesses performance and allocates resources. The Company defines pro forma Operating EBIT as earnings (i.e., "Income from continuing operations before income taxes") before interest, plus pro forma adjustments, excluding the impact of significant items. The Company defines Operating EBIT as earnings (i.e., "Income from continuing operations before income taxes") before interest, excluding the impact of significant items. Pro forma Operating EBIT and Operating EBIT by segment include all operating items relating to the businesses; items that principally apply to Dow as a whole are assigned to Corporate. These measures have been reflected retrospectively for all periods presented, and reconciliations of these measures are provided at the end of this footnote. The Company also presents pro forma net sales for 2018 and 2017 in this footnote as it is included in management's measure of segment performance and is regularly reviewed by the CODM. Pro forma net sales includes the impact of ECP from January 1, 2017 through August 31, 2017, as well as the impact of various manufacturing, supply and service related agreements entered into with DuPont and Corteva in connection with the separation which provide for different pricing than the historical intercompany and intracompany pricing practices of TDCC and DuPont.

Corporate Profile
Dow conducts its worldwide operations through global businesses which are reflected in the following reportable segments:

Performance Materials & Coatings
Performance Materials & Coatings includes industry-leading franchises that deliver a wide array of solutions into consumer and infrastructure end-markets. The segment consists of two global businesses: Coatings & Performance Monomers and Consumer Solutions. These businesses primarily utilize the Company's acrylics-, cellulosics- and silicone-based technology platforms to serve the needs of the architectural and industrial coatings, home care and personal care end-markets. Both businesses employ materials science capabilities, global reach and unique products and technology to combine chemistry platforms to deliver differentiated offerings to customers.

Coatings & Performance Monomers
Coatings & Performance Monomers consists of two businesses: Coating Materials and Performance Monomers. The Coating Materials business makes critical ingredients and additives that help advance the performance of paints and coatings. The business offers innovative and sustainable products to accelerate paint and coatings performance across diverse market segments, including architectural paints and coatings, as well as industrial coatings applications used in maintenance and protective industries, wood, metal packaging, traffic markings, thermal paper and leather. These products enhance coatings by improving hiding and coverage characteristics, enhancing durability against nature and the elements, reducing volatile organic compounds (“VOC”) content, reducing maintenance and improving ease of application. The Performance Monomers business manufactures critical building blocks based on acrylics needed for the production of coatings, textiles, and home and personal care products.

Consumer Solutions
Consumer Solutions consists of three businesses: Performance Silicones; Silicone Feedstocks & Intermediates; and Home & Personal Care. Performance Silicones uses innovative, versatile silicone-based technology to provide ingredients and solutions to customers in high performance building, consumer goods, elastomeric applications and the pressure sensitive adhesives industry that help them meet modern consumer preferences in attributes such as texture, feel, scent, durability and consistency. The Company’s wide array of silicone-based products and solutions enables customers to: increase the appeal of their products; extend shelf life; improve performance of products under a wider range of conditions; and provide a more sustainable offering. Silicone Feedstocks & Intermediates provides standalone silicone materials that are used as intermediates in a wide range of applications including adhesion promoters, coupling agents, crosslinking agents, dispersing agents and surface modifiers. The Home & Personal Care business collaborates closely with global and regional brand owners to deliver innovative solutions for creating new and unrivaled consumer benefits and experiences in cleaning, laundry and skin and hair care applications, among others.

Industrial Intermediates & Infrastructure
Industrial Intermediates & Infrastructure consists of two customer-centric global businesses - Industrial Solutions and Polyurethanes & Construction Chemicals - that develop important intermediate chemicals that are essential to manufacturing processes, as well as downstream, customized materials and formulations that use advanced development technologies. These businesses primarily produce and market ethylene oxide and propylene oxide derivatives that are aligned to market segments as diverse as appliances, coatings, infrastructure and oil and gas. The global scale and reach of these businesses, world-class technology and R&D capabilities and materials science expertise enable the Company to be a premier solutions provider offering customers value-add sustainable solutions to enhance comfort, energy efficiency, product effectiveness and durability across a wide range of home comfort and appliances, building and construction, adhesives and lubricant applications, among others.

Industrial Solutions
Industrial Solutions is the world’s largest producer of purified ethylene oxide. It provides a broad portfolio of solutions that address world needs by enabling and improving the manufacture of consumer and industrial goods and services. The business’ solutions minimize friction and heat in mechanical processes, manage the oil and water interface, deliver ingredients for maximum effectiveness, facilitate dissolvability, enable product identification and provide the foundational building blocks for the development of chemical technologies. The business supports manufacturers associated with a large variety of end-markets, notably better crop protection offerings in agriculture, coatings, detergents and cleaners, solvents for electronics processing, inks and textiles.

Polyurethanes & Construction Chemicals
Polyurethanes & Construction Chemicals consists of three businesses: Polyurethanes, Chlor-Alkali & Vinyl (“CAV”) and Construction Chemicals (“DCC”). The Polyurethanes business is the world’s largest producer of propylene oxide, propylene glycol and polyether polyols, and a leading producer of aromatic isocyanates and fully formulated polyurethane systems for rigid, semi-rigid and flexible foams, and coatings, adhesives, sealants, elastomers and composites that serve energy efficiency, consumer comfort, industrial and enhanced mobility market sectors. The CAV business provides cost-advantaged chlorine and caustic soda supply and markets caustic soda, a valuable co-product of the chlor-alkali manufacturing process, and ethylene dichloride and vinyl chloride monomer. The DCC business provides cellulose ethers, redispersible latex powders, silicones and acrylic emulsions used as key building blocks for differentiated building and construction materials across many market segments and applications ranging from roofing and flooring to gypsum-, cement-, concrete- or dispersion-based building materials.

Joint Ventures
The Industrial Intermediates & Infrastructure segment includes a portion of the Company's share of the results of the following joint ventures:

•
EQUATE - a Kuwait-based company that manufactures ethylene, polyethylene and ethylene glycol, and manufactures and markets monoethylene glycol, diethylene glycol and polyethylene terephthalate resins; owned 42.5 percent by the Company.

•	The Kuwait Olefins Company K.S.C.C. (“TKOC”) - a Kuwait-based company that manufactures ethylene and ethylene glycol; owned 42.5 percent by the Company.

•
Map Ta Phut - a Thailand-based company that manufactures propylene and ethylene; the Company has an effective ownership of 32.77 percent (of which 20.27 percent is owned directly by the Company and aligned with the Industrial Intermediates & Infrastructure segment and 12.5 percent is owned indirectly through the Company’s equity interest in Siam Polyethylene Company Limited, an entity that is part of The SCG-Dow Group and aligned with the Packaging & Specialty Plastics segment).

•
Sadara - a Saudi Arabian company that manufactures chlorine, ethylene, propylene and aromatics for internal consumption and manufactures and sells polyethylene, ethylene oxide and propylene oxide derivative products, and isocyanates; owned 35 percent by the Company.

Packaging & Specialty Plastics
Packaging & Specialty Plastics is a world leader in plastics and consists of two highly integrated global businesses: Hydrocarbons & Energy and Packaging and Specialty Plastics. The segment employs the industry’s broadest polyolefin product portfolio, supported by the Company’s proprietary catalyst and manufacturing process technologies, to work at the customer’s design table throughout the value chain to deliver more reliable and durable, higher performing, and more sustainable plastics to customers in food and specialty packaging; industrial and consumer packaging; health and hygiene; caps, closures and pipe applications; consumer durables; and infrastructure.

The Company’s unique advantages compared with its competitors include: the Company’s extensive low-cost feedstock positions around the world; unparalleled scale, footprint, and market reach, with world-class manufacturing sites in every geography; deep customer and brand owner understanding; and market-driven application development and technical support.

The segment remains agile and adaptive by participating in the entire ethylene-to-polyethylene chain integration, enabling the Company to manage market swings, and therefore optimize returns while reducing long-term earnings volatility. The Company’s unrivaled value chain ownership, combined with its Pack Studio locations in every geography, which help customers and brand owners deliver faster and more efficient packaging product commercialization through a global network of laboratories, technical experts and testing equipment, together differentiate the Company from its competitors.

Hydrocarbons & Energy
Hydrocarbons & Energy is the largest global producer of ethylene, an internal feedstock that is consumed primarily within the Packaging & Specialty Plastics segment. In addition to ethylene, the business is a leading producer of propylene and aromatics products that are used to manufacture materials that consumers use every day. The business also produces and procures the power and feedstocks used by the Company’s manufacturing sites.

Packaging and Specialty Plastics
Packaging and Specialty Plastics serves growing, high-value sectors using world-class technology, broad existing product lines, and a rich product pipeline that creates competitive advantages for the entire packaging value chain. The business is also a leader in polyolefin elastomers and ethylene propylene diene monomer ("EPDM") rubber serving automotive, consumer, wire and cable and construction markets. Market growth is expected to be driven by major shifts in population demographics; improving socioeconomic status in emerging geographies; consumer and brand owner demand for increased functionality; global efforts to reduce food waste; growth in telecommunications networks; global development of electrical transmission and distribution infrastructure; and renewable energy applications.

Joint Ventures
This segment also includes the results of the following joint ventures of the Company, as well as a portion of the results of EQUATE, TKOC, Map Ta Phut and Sadara:

•	The Kuwait Styrene Company K.S.C.C. - a Kuwait-based company that manufactures styrene monomer; owned 42.5 percent by the Company.

•
The SCG-Dow Group - a group of Thailand-based companies (consisting of Siam Polyethylene Company Limited; Siam Polystyrene Company Limited; Siam Styrene Monomer Co., Ltd.; and Siam Synthetic Latex Company Limited) that manufacture polyethylene, polystyrene, styrene, latex and specialty elastomers; owned 50 percent by the Company.

Corporate
Corporate includes certain enterprise and governance activities (including insurance operations, environmental operations, etc.); non-business aligned joint ventures; gains and losses on sales of financial assets; non-business aligned litigation expenses; and discontinued or non-aligned businesses.

Sales are attributed to geographic regions based on customer location; long-lived assets are attributed to geographic regions based on asset location.

Geographic Region Information	United States	EMEAI	Rest of World	Total
In millions
2018
Sales to external customers	$16,613	$17,406	$15,585	$49,604
Long-lived assets	$14,750	$2,657	$4,011	$21,418
2017
Sales to external customers	$15,316	$15,226	$13,188	$43,730
Long-lived assets	$14,771	$2,547	$4,266	$21,584
2016
Sales to external customers	$12,911	$12,238	$11,115	$36,264
Long-lived assets	$12,906	$2,263	$4,992	$20,161

Segment Information	Perf. Materials & Coatings	Ind. Interm. & Infrast.	Pack. & Spec. Plastics	Corp.	Total
In millions
2018
Net sales	$9,677	$15,447	$24,195	$285	$49,604
Pro forma net sales	9,865	15,465	24,237	285	49,852
Restructuring and asset related charges - net [1]	21	11	46	143	221
Equity in earnings (losses) of nonconsolidated affiliates	4	284	287	(20)	555
Pro forma Operating EBIT [2]	1,246	1,767	3,593	(370)	6,236
Depreciation and amortization	888	607	1,385	29	2,909
Total assets [3]	16,050	14,092	30,279	3,378	63,799
Investments in nonconsolidated affiliates	99	1,850	1,278	93	3,320
Capital expenditures	427	433	1,231	—	2,091
2017
Net sales	$8,892	$12,951	$21,504	$383	$43,730
Pro forma net sales	8,892	12,951	22,546	383	44,772
Restructuring, goodwill impairment and asset related charges - net [1]	1,578	17	716	428	2,739
Equity in earnings (losses) of nonconsolidated affiliates	40	172	190	(8)	394
Pro forma Operating EBIT [2]	817	1,470	3,712	(422)	5,577
Depreciation and amortization	885	572	1,055	34	2,546
Total assets [3]	17,483	14,115	30,633	4,342	66,573
Investments in nonconsolidated affiliates	103	1,700	1,184	120	3,107
Capital expenditures	463	310	2,034	—	2,807
2016
Net sales	$6,476	$11,100	$18,404	$284	$36,264
Restructuring and asset related charges - net [1]	42	83	10	444	579
Asbestos-related charge [4]	—	—	—	1,113	1,113
Equity in earnings (losses) of nonconsolidated affiliates	97	(18)	137	(29)	187
Operating EBIT [5]	260	743	3,855	(354)	4,504
Depreciation and amortization	678	620	903	24	2,225
Total assets [3]	17,731	13,739	23,051	5,837	60,358
Investments in nonconsolidated affiliates	280	1,632	853	209	2,974
Capital expenditures	435	262	2,792	—	3,489

1.	See Note 8 for information regarding the Company's restructuring programs, goodwill impairment and other asset related charges.

2.	A reconciliation of "Income (loss) from continuing operations, net of tax" to pro forma Operating EBIT is provided below.

3.	Excludes assets of discontinued operations of $19,900 million, $19,279 million and $19,153 million for 2018, 2017 and 2016, respectively.

4.	See Note 18 for information regarding the asbestos-related charge.

5.	A reconciliation of "Income from continuing operations, net of tax" to Operating EBIT is provided on the following page.

Reconciliation of "Income (loss) from continuing operations, net of tax" to Pro Forma Operating EBIT	2018	2017
In millions
Income (loss) from continuing operations, net of tax	$2,940	$(1,287)
+ Provision for income taxes on continuing operations	809	1,524
Income from continuing operations before income taxes	$3,749	$237
- Interest income	82	66
+ Interest expense and amortization of debt discount	1,063	914
+ Pro forma adjustments [1]	180	1,120
- Significant items	(1,326)	(3,372)
Pro forma Operating EBIT	$6,236	$5,577

1.
Pro forma adjustments include: (1) the margin impact of various manufacturing, supply and service related agreements entered into with DowDuPont and Corteva in connection with the separation which provide for different pricing than the historical intercompany and intracompany pricing practices of TDCC and DuPont (including for 2018 only), (2) the inclusion of ECP for the period of January 1, 2017 through August 31, 2017, (3) the removal of the amortization of ECP's inventory step-up recognized in connection with the Merger (4) the elimination of the impact of events directly attributable to the Merger, internal reorganization and business realignment, separation, distribution and other related transactions (e.g., one-time transaction costs) and (5) the elimination of the effect of a consummated divestiture agreed to with certain regulatory agencies as a condition of approval for the Merger.

Reconciliation of "Income from continuing operations, net of tax" to Operating EBIT	2016
In millions
Income from continuing operations, net of tax	$1,478
+ Credit for income taxes on continuing operations	(218)
Income from continuing operations before income taxes	$1,260
- Interest income	75
+ Interest expense and amortization of debt discount	827
- Significant items	(2,492)
Operating EBIT	$4,504

The following tables summarize the pretax impact of significant items by segment that are excluded from pro forma Operating EBIT and Operating EBIT:

Significant Items by Segment for 2018	Perf. Materials & Coatings	Ind. Interm. & Infrast.	Pack. & Spec. Plastics	Corp.	Total
In millions
Impact of Dow Silicones ownership restructure [1]	$(20)	$—	$—	$—	$(20)
Integration and separation costs [2]	—	—	—	(1,074)	(1,074)
Restructuring and asset related charges - net [3]	(21)	(11)	(46)	(120)	(198)
Gain on divestiture [4]	—	20	—	—	20
Loss on early extinguishment of debt [5]	—	—	—	(54)	(54)
Total	$(41)	$9	$(46)	$(1,248)	$(1,326)

1.	Includes a loss related to a post-closing adjustment related to the Dow Silicones ownership restructure.

2.	Costs related to post-Merger integration and separation and distribution activities, and costs related to the Dow Silicones ownership restructure.

3.	Includes Board approved restructuring plans and asset-related charges, which include other asset impairments. See Note 8 for additional information.

4.	Includes a gain related to the Company's sale of its equity interest in MEGlobal.

5.	The Company retired outstanding notes payable resulting in a loss on early extinguishment. See Note 17 for additional information.

Significant Items by Segment for 2017	Perf. Materials & Coatings	Ind. Interm. & Infrast.	Pack. & Spec. Plastics	Corp.	Total
In millions
Litigation related charges, awards and adjustments [1]	$—	$—	$137	$—	$137
Integration and separation costs [2]	—	—	—	(716)	(716)
Restructuring, goodwill impairment and asset related charges - net [3]	(1,578)	(17)	(716)	(431)	(2,742)
Gain on divestiture [4]	—	—	—	7	7
Transaction costs and productivity actions [5]	—	—	—	(58)	(58)
Total	$(1,578)	$(17)	$(579)	$(1,198)	$(3,372)

1.	Includes a gain associated with a patent infringement matter with Nova. See Note 18 for additional information.

2.	Costs related to post-Merger integration, separation and distribution activities, and costs related to the Dow Silicones ownership restructure.

3.	Includes Board approved restructuring plans, goodwill impairment and asset-related charges, which includes other asset impairments. See Note 8 for additional information.

4.	Includes post-closing adjustments related to the split-off of the Company's chlorine value chain.

5.	Includes implementation costs associated with the Company's restructuring programs and other productivity actions.

Significant Items by Segment for 2016	Perf. Materials & Coatings	Ind. Interm. & Infrast.	Pack. & Spec. Plastics	Corp.	Total
In millions
Impact of Dow Silicones ownership restructure [1]	$1,389	$—	$—	$—	$1,389
Litigation related charges, awards and adjustments [2]	16	(1,235)	—	—	(1,219)
Asbestos-related charge [3]	—	—	—	(1,113)	(1,113)
Integration and separation costs [4]	—	—	—	(349)	(349)
Restructuring and asset related charges - net [5]	(42)	(83)	(10)	(444)	(579)
Loss on divestitures [6]	—	—	—	(14)	(14)
Environmental charges [7]	—	(1)	(2)	(292)	(295)
Transaction costs and productivity actions [8]	—	—	—	(195)	(195)
Charge for the termination of a terminal use agreement [9]	—	—	(117)	—	(117)
Total	$1,363	$(1,319)	$(129)	$(2,407)	$(2,492)

1.
Includes a non-taxable gain of $1,617 million related to the Dow Silicones ownership restructure; a $213 million charge for the fair value step-up of Dow Silicones' inventories; and, a pretax loss of $15 million related to the early redemption of debt incurred by Dow Silicones. See Note 6 for additional information.

2.
Includes a loss of $1,235 million related to the Company's settlement of the urethane matters class action lawsuit and the opt-out cases litigation and a gain of $16 million related to a decrease in Dow Silicones' implant liability. See Note 18 for additional information.

3.
Pretax charge related to the Company's election to change its method of accounting for asbestos-related defense costs from expensing as incurred to estimating and accruing a liability. As a result of this accounting policy change, the Company recorded a pretax charge of $1,009 million for asbestos-related defense costs through the terminal date of 2049. The Company also recorded a pretax charge of $104 million to increase the asbestos-related liability for pending and future claims through the terminal date of 2049. See Note 18 for additional information.

4.	Costs related to the Merger and the ownership restructure of Dow Silicones.

5.	Includes the Company's restructuring activities. Also reflects a pretax charge of $143 million for a partial impairment of the Company’s investment in AFSI. See Note 8 for additional information.

6.	Includes a charge of $20 million for post-closing adjustments on the divestiture of AgroFresh and a gain of $6 million for post-closing adjustments on the split-off of the chlorine value chain.

7.
Pretax charge for environmental remediation activities at a number of the Company's locations, primarily resulting from the culmination of negotiations with regulators and/or final agency approval. See Note 18 for additional information.

8.
Includes implementation costs associated with the Company's restructuring programs and other productivity actions. Also includes a charge of $33 million for a retained litigation matter related to the chlorine value chain.

9.	Pretax charge related to the Company's termination of a terminal use agreement.